Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 499	$ 2,866
Accounts Payable And Accrued Liabilities1 [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,865	1,449
Senior Secured Revolving Credit Facility [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	(6,252)	759
Contingent consideration [member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	4,082	2,120
Purchase Payable Non Interest Bearing [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,721	2,525
Cash1 [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	16	3,662
Accounts Receivable And Other Receivables [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 901	$ 325